Commitments and contingencies - Estimates of Future Commitments (Detail) $ in Thousands	Jun. 30, 2023 USD ($)
Commitments Disclosure [Line Items]
Year 1	$ 281,823
Year 2	215,807
Year 3	153,863
Year 4	113,246
Year 5	110,953
Thereafter	1,093,782
Total	1,969,474
Power purchase
Commitments Disclosure [Line Items]
Year 1	83,606
Year 2	47,603
Year 3	29,461
Year 4	12,397
Year 5	12,643
Thereafter	136,244
Total	321,954
Natural gas supply and service agreements
Commitments Disclosure [Line Items]
Year 1	93,739
Year 2	92,102
Year 3	51,456
Year 4	38,265
Year 5	33,088
Thereafter	171,141
Total	479,791
Service agreements
Commitments Disclosure [Line Items]
Year 1	73,974
Year 2	61,943
Year 3	58,602
Year 4	48,070
Year 5	50,529
Thereafter	285,567
Total	578,685
Capital projects
Commitments Disclosure [Line Items]
Year 1	16,537
Year 2	0
Year 3	0
Year 4	0
Year 5	0
Thereafter	0
Total	16,537
Land easements and others
Commitments Disclosure [Line Items]
Year 1	13,967
Year 2	14,159
Year 3	14,344
Year 4	14,514
Year 5	14,693
Thereafter	500,830
Total	$ 572,507